Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


February 10, 2009

Kathyrn Ray
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561
202-504-2474

RE:   Excel Global, Inc.
      Post Effective Amendment 3 to Registration Statement on Form S-1 Filed December 12, 2008
      File No. 333-150462

Dear Ms. Ray:

Based on our telephone conversation, please note the following:

General

2. Part 2 has been revised to disclose that the over sale in the offering of 31,000 unregistered shares of common stock to one investor was not made under an available exemption from registration.

In July 2007, we sold an excess of 31,000 common shares over the 1,000,000 common shares registered in our recent public offering to one unaffiliated investor. This issuance may not have complied with the Securities Act of 1933 because these securities were not registered under federal securities laws and these securities were not issued under an available exemption from registration.


Please do not hesitate to contact me if you require further information or documentation regarding the above.

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker